UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21775

Oppenheimer International Diversified Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 10/30/2015

Item 1. Reports to Stockholders.

Semiannual Report
10/31/2015
OppenheimerFunds®
The Right Way to Invest
Oppenheimer International Diversified Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 10/30/15*

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World ex USA Index
6-Month	-4.95%	-10.41%	-9.70%
1-Year	0.08	-5.68	-4.68
5-Year	4.96	3.72	2.60
10-Year	6.32	5.69	4.16

Performance data quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

* October 30, 2015, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through October 31, 2015.

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Fund Performance Discussion1

The Fund’s Class A shares (without sales charge) returned -4.95% during the reporting period. In comparison, the MSCI All Country World ex USA Index returned -9.70% during the same period.

MARKET OVERVIEW

Numerous concerns resulted in market volatility during the reporting period, including the impact of slowing Chinese growth on commodities prices and the global economy, Greece’s debt situation, the strength of the U.S. dollar, along with the timing and impact of U.S. interest rate hikes. These factors created risk on/risk off market environments which tend to obscure fundamentals and increase market volatility. Emerging markets were probably the most noteworthy area of concern in the reporting period. This continues a weak pattern that began in the spring of 2011.

FUND REVIEW

The Fund’s portfolio consisted of five Oppenheimer mutual funds during the reporting period: Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Master International Value Fund, LLC, Oppenheimer International Value Fund, and Oppenheimer International Small Company Fund.

In this volatile market environment, four of the five underlying funds produced negative absolute returns, with Oppenheimer International Small Company Fund producing positive results. Oppenheimer International Small Company Fund also significantly outperformed the negative return of its benchmark, the MSCI All Country World Ex U.S. Small Cap Net Index. The underlying fund’s outperformance was driven by stock selection in the health care, information technology and consumer discretionary sectors. A lack of exposure to energy stocks and an allocation to cash also benefited the underlying fund.

Although all other underlying funds experienced declines this reporting period, the most significant detractor from performance was Oppenheimer Developing Markets Fund. After a reasonably encouraging start to the year, emerging market equities declined meaningfully during the reporting period. Investors appeared to be singularly focused on recent data confirming a slowdown in Chinese industrial output. Decelerating growth in China and its resultant negative impact on commodity prices is driving near-term deterioration of conditions in emerging markets broadly. Additionally, the Chinese government’s attempts to deal with the aftermath of the domestic stock market bubble and their

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion, except for Oppenheimer Master International Value Fund, LLC, which does not offer Class I shares.

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mismanagement of communication surrounding their currency strategy created great consternation in the market. This underlying fund outperformed its benchmark, the MSCI Emerging Markets Index, which also produced negative results.

STRATEGY & OUTLOOK

OppenheimerFunds’ Global Equity team seeks to deliver positive, long-term returns for investors by applying an investment philosophy predicated on finding companies around the globe that have the potential to benefit from powerful long-term structural growth themes. The Fund’s comprehensive approach to international investing spreads out risks associated with market capitalizations, investment styles, sectors, regions and countries. By allocating international assets across underlying funds managed by members of the Global Equity and Emerging Markets Equity teams, the Fund seeks to provide a more attractive balance between risk and reward than any single international strategy can provide on its own.

George R. Evans
Portfolio Manager

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Top Holdings and Allocations*

ASSET CLASS ALLOCATION

Foreign Equity Funds:	100.0%
Oppenheimer International Growth Fund, Cl. I	30.2%
Oppenheimer International Small Company Fund, Cl. I	22.0
Oppenheimer Master International Value Fund, LLC	20.4
Oppenheimer Developing Markets Fund, Cl. I	18.0
Oppenheimer International Value Fund, Cl. I	9.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 30, 2015, and are based on total market value. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

*October 30, 2015, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements.

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Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 10/30/15

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OIDAX)	9/27/05	-4.95%	0.08%	4.96%		6.32%
Class B (OIDBX)	9/27/05	-5.26%	-0.57%	4.09%		5.77%
Class C (OIDCX)	9/27/05	-5.27%	-0.57%	4.18%		5.52%
Class I (OIDIX)	8/28/12	-4.68%	0.56%	9.77%	*	N/A
Class R (OIDNX)	9/27/05	-5.07%	-0.13%	4.65%		6.00%
Class Y (OIDYX)	9/27/05	-4.83%	0.38%	5.22%		6.67%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 10/30/15

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OIDAX)	9/27/05	-10.41%	-5.68%	3.72%		5.69%
Class B (OIDBX)	9/27/05	-10.00%	-5.55%	3.74%		5.77%
Class C (OIDCX)	9/27/05	-6.21%	-1.57%	4.18%		5.52%
Class I (OIDIX)	8/28/12	-4.68%	0.56%	9.77%	*	N/A
Class R (OIDNX)	9/27/05	-5.07%	-0.13%	4.65%		6.00%
Class Y (OIDYX)	9/27/05	-4.83%	0.38%	5.22%		6.67%

*Shows performance since inception

The performance data quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no longer be subject to a CDSC upon redemption (any CDSC will remain in effect for purchases prior to 7/1/14). There is no sales charge for Class I and Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the MSCI All Country World ex USA Index. The MSCI All Country World ex USA Index is designed to measure the equity market performance of developed and emerging markets and excludes the U.S. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance

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includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 30, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended October 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value May 1, 2015	Ending Account Value October 30, 2015	Expenses Paid During 6 Months Ended October 30, 2015
Class A	$1,000.00	$950.50	$3.17
Class B	1,000.00	947.40	6.89
Class C	1,000.00	947.30	6.89
Class I	1,000.00	953.20	1.03
Class R	1,000.00	949.30	4.40
Class Y	1,000.00	951.70	1.95

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.75	3.29
Class B	1,000.00	1,017.95	7.14
Class C	1,000.00	1,017.95	7.14
Class I	1,000.00	1,023.95	1.06
Class R	1,000.00	1,020.50	4.56
Class Y	1,000.00	1,023.00	2.03

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended October 30, 2015 are as follows:

Class	Expense Ratios
Class A	0.65%
Class B	1.41
Class C	1.41
Class I	0.21
Class R	0.90
Class Y	0.40

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Shares	Value

Investment Companies—100.1%[1]
Foreign Equity Funds—100.1%
Oppenheimer Developing Markets Fund, Cl. I	15,329,979	$483,814,129
Oppenheimer International Growth Fund, Cl. I	22,084,798	814,045,667
Oppenheimer International Small Company Fund, Cl. I	16,162,287	591,216,469
Oppenheimer International Value Fund, Cl. I	14,284,032	252,827,366
Oppenheimer Master International Value Fund, LLC	48,572,663	549,207,504
Total Investments, at Value (Cost $2,042,177,910)	100.1%	2,691,111,135
Net Other Assets (Liabilities)	(0.1)	(3,142,672)
Net Assets	100.0%	$2,687,968,463

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2015	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Developing Markets Fund, Cl. I	15,630,919	213,065	514,005	15,329,979
Oppenheimer International Growth Fund, Cl. I	22,465,857	282,351	663,410	22,084,798
Oppenheimer International Small Company Fund, Cl. I	16,414,043	192,879	444,635	16,162,287
Oppenheimer International Value Fund, Cl. I	14,284,032	—	—	14,284,032
Oppenheimer Master International Value Fund, LLC	49,807,275	911,835	2,146,447	48,572,663

	Value	Income		Realized Gain (Loss)
Oppenheimer Developing Markets Fund, Cl. I	$483,814,129	$—		$(2,845,048)
Oppenheimer International Growth Fund, Cl. I	814,045,667	—		319,723
Oppenheimer International Small Company Fund, Cl. I	591,216,469	—		1,138,504
Oppenheimer International Value Fund, Cl. I	252,827,366	—		—
Oppenheimer Master International Value Fund, LLC	549,207,504	5,711,842	[a]	(6,079,167)	[a]
Total	$2,691,111,135	$5,711,842		$(7,465,988)

a. Represents the amount allocated to the Fund from Oppenheimer Master International Value Fund, LLC.

See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES October 30, 20151 Unaudited

Assets
Investments at value—see accompanying statement of investments—affiliated companies (cost $2,042,177,910)	$2,691,111,135
Receivables and other assets:
Shares of beneficial interest sold	2,212,708
Investments sold	846,053
Other	106,524
Total assets	2,694,276,420
Liabilities
Bank overdraft	163,993
Payables and other liabilities:
Shares of beneficial interest redeemed	4,836,925
Investments purchased	682,019
Distribution and service plan fees	446,425
Trustees’ compensation	147,628
Shareholder communications	6,872
Other	24,095
Total liabilities	6,307,957
Net Assets	$2,687,968,463

Composition of Net Assets
Par value of shares of beneficial interest	$189,540
Additional paid-in capital	2,568,186,806
Accumulated net investment income	172,482
Accumulated net realized loss on investments	(529,513,590)
Net unrealized appreciation on investments	648,933,225
Net Assets	$2,687,968,463

1. October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

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STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,416,969,032 and 99,628,045 shares of beneficial interest outstanding)	$14.22
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.09

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,209,107 and 2,324,498 shares of beneficial interest outstanding)	$13.86

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $459,736,482 and 33,204,250 shares of beneficial interest outstanding)	$13.85

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $102,707,889 and 7,104,776 shares of beneficial interest outstanding)	$14.46

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $163,512,691 and 11,652,384 shares of beneficial interest outstanding)	$14.03

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $512,833,262 and 35,625,601 shares of beneficial interest outstanding)	$14.40

See accompanying Notes to Financial Statements.

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STATEMENT OF

OPERATIONS For the Six Months Ended October 30, 20151 Unaudited

Allocation of Income and Expenses from Master Funds[2]
Net investment income allocated from Oppenheimer Master International Value Fund, LLC:
Dividends	$5,711,842
Net expenses	(2,369,115)
Net investment income allocated from Oppenheimer Master International Value Fund, LLC	3,342,727
Investment Income
Interest	319
Expenses
Distribution and service plan fees:
Class A	1,836,480
Class B	183,271
Class C	2,410,273
Class R	426,781
Transfer and shareholder servicing agent fees:
Class A	1,627,977
Class B	40,373
Class C	530,822
Class I	15,053
Class R	187,899
Class Y	576,810
Shareholder communications:
Class A	11,762
Class B	796
Class C	4,342
Class I	308
Class R	865
Class Y	2,865
Custodian fees and expenses	35,050
Trustees’ compensation	20,780
Borrowing fees	12,557
Other	36,159
Total expenses	7,961,223
Net Investment Loss	(4,618,177)

1. October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 4 of the Accompanying Notes.

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STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Loss
Net realized loss on affiliated companies	$(1,386,821)
Net realized loss allocated from Oppenheimer Master International Value Fund, LLC	(6,079,167)
Net realized loss	(7,465,988)
Net change in unrealized appreciation/depreciation on investments	(97,602,024)
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master
International Value Fund, LLC	(35,085,702)
Net change in unrealized appreciation/depreciation	(132,687,726)
Net Decrease in Net Assets Resulting from Operations	$(144,771,891)

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 30, 2015[1] (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income (loss)	$(4,618,177)	$18,025,929
Net realized gain (loss)	(7,465,988)	5,612,780
Net change in unrealized appreciation/depreciation	(132,687,726)	26,407,930
Net increase (decrease) in net assets resulting from operations	(144,771,891)	50,046,639
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(9,362,295)
Class B	—	—
Class C	—	—
Class I	—	(890,214)
Class R2	—	(873,978)
Class Y	—	(4,743,610)
	—	(15,870,097)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(34,445,076)	(168,593,824)
Class B	(7,362,579)	(21,715,167)
Class C	(13,948,927)	(22,199,734)
Class I	16,962,355	12,220,193
Class R2	(2,395,722)	(34,043,211)
Class Y	1,450,307	56,981,473
	(39,739,642)	(177,350,270)
Net Assets
Total decrease	(184,511,533)	(143,173,728)
Beginning of period	2,872,479,996	3,015,653,724
End of period (including accumulated net investment income of $172,482 and $4,790,659, respectively)	$2,687,968,463	$2,872,479,996

1. October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Effective July 1, 2014, Class N shares were renamed Class R. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended October 30, 2015[1] (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$14.96		$14.73	$13.11	$11.30	$13.03	$11.04
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)		0.10	0.09	0.12	0.22	0.30
Net realized and unrealized gain (loss)	(0.72)		0.22	1.65	1.90	(1.69)	1.93
Total from investment operations	(0.74)		0.32	1.74	2.02	(1.47)	2.23
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00		(0.09)	(0.12)	(0.21)	(0.26)	(0.24)
Net asset value, end of period	$14.22		$14.96	$14.73	$13.11	$11.30	$13.03

Total Return, at Net Asset Value[3]	(4.95)%		2.21%	13.23%	18.06%	(11.09)%	20.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,416,969		$1,527,713	$1,677,504	$1,344,557	$1,153,159	$1,251,013
Average net assets (in thousands)	$1,463,297		$1,581,956	$1,511,242	$1,163,778	$1,116,268	$1,016,021
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.24)%		0.70%	0.66%	1.05%	1.99%	2.56%
Expenses excluding interest and fees from borrowings	0.65%		0.65%	0.68%	0.68%	0.68%	0.67%
Interest and fees from borrowings	0.00	% [6]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[7]	0.65%		0.65%	0.68%	0.68%	0.68%	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%		0.65%	0.68%	0.67%	0.68%	0.67%
Portfolio turnover rate	1%		7%	18%	9%	13%	5%

16    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. October 30, 2015 and April 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows: Six Months

Six Months Ended October 30, 2015	1.26%
Year Ended April 30, 2015	1.26%
Year Ended April 30, 2014	1.31%
Year Ended April 30, 2013	1.40%
Year Ended April 30, 2012	1.37%
Year Ended April 29, 2011	1.34%

See accompanying Notes to Financial Statements.

17    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended October 30, 2015[1] (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$14.63	$14.42	$12.85	$11.06	$12.73	$10.80

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	(0.01)	(0.04)	0.02	0.11	0.18
Net realized and unrealized gain (loss)	(0.70)	0.22	1.61	1.86	(1.64)	1.89

Total from investment operations	(0.77)	0.21	1.57	1.88	(1.53)	2.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	(0.09)	(0.14)	(0.14)

Net asset value, end of period	$13.86	$14.63	$14.42	$12.85	$11.06	$12.73

Total Return, at Net Asset Value[3]	(5.26)%	1.46%	12.22%	17.07%	(11.87)%	19.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,209	$41,707	$63,052	$82,632	$104,293	$140,225

Average net assets (in thousands)	$36,237	$50,076	$72,836	$88,638	$115,004	$123,708

Ratios to average net assets:[4,5]
Net investment income (loss)	(1.00)%	(0.05)%	(0.22)%	0.15%	1.04%	1.63%
Expenses excluding interest and fees from borrowings	1.41%	1.40%	1.54%	1.69%	1.68%	1.66%
Interest and fees from borrowings	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Total expenses[7]	1.41%	1.40%	1.54%	1.69%	1.68%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.41%	1.40%	1.52%	1.57%	1.57%	1.57%

Portfolio turnover rate	1%	7%	18%	9%	13%	5%

1. October 30, 2015 and April 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 30, 2015	2.02%
Year Ended April 30, 2015	2.01%
Year Ended April 30, 2014	2.17%
Year Ended April 30, 2013	2.41%
Year Ended April 30, 2012	2.37%
Year Ended April 29, 2011	2.33%

See accompanying Notes to Financial Statements.

18    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class C	Six Months Ended October 30, 2015[1] (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$14.62	$14.41	$12.85	$11.08	$12.75	$10.83

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	(0.00)[3]	(0.02)	0.04	0.13	0.20
Net realized and unrealized gain (loss)	(0.70)	0.21	1.61	1.86	(1.64)	1.88

Total from investment operations	(0.77)	0.21	1.59	1.90	(1.51)	2.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.03)	(0.13)	(0.16)	(0.16)

Net asset value, end of period	$13.85	$14.62	$14.41	$12.85	$11.08	$12.75

Total Return, at Net Asset Value[4]	(5.27)%	1.46%	12.35%	17.20%	(11.70)%	19.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$459,736	$500,310	$516,602	$409,450	$370,541	$468,816

Average net assets (in thousands)	$477,081	$501,925	$462,164	$362,107	$389,384	$400,491

Ratios to average net assets:[5,6]
Net investment income (loss)	(0.99)%	(0.02)%	(0.09)%	0.31%	1.16%	1.76%
Expenses excluding interest and fees from borrowings	1.41%	1.40%	1.42%	1.43%	1.45%	1.43%
Interest and fees from borrowings	0.00%[7]	0.00%	0.00%	0.00%	0.00%	0.00%

Total expenses[8]	1.41%	1.40%	1.42%	1.43%	1.45%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.41%	1.40%	1.42%	1.42%	1.45%	1.43%

Portfolio turnover rate	1%	7%	18%	9%	13%	5%

19    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

1. October 30, 2015 and April 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 30, 2015	2.02%
Year Ended April 30, 2015	2.01%
Year Ended April 30, 2014	2.05%
Year Ended April 30, 2013	2.15%
Year Ended April 30, 2012	2.14%
Year Ended April 29, 2011	2.10%

See accompanying Notes to Financial Statements.

20    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class I	Six Months Ended October 30, 2015[1] (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Period Ended April 30, 2013[2]
Per Share Operating Data
Net asset value, beginning of period	$15.17		$14.94	$13.24	$11.25
Income (loss) from investment operations:
Net investment income[3]	0.01		0.17	0.14	0.05
Net realized and unrealized gain (loss)	(0.72)		0.22	1.74	2.21
Total from investment operations	(0.71)		0.39	1.88	2.26
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00		(0.16)	(0.18)	(0.27)
Net asset value, end of period	$14.46		$15.17	$14.94	$13.24

Total Return, at Net Asset Value[4]	(4.68)%		2.68%	14.17%	20.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,708		$90,659	$77,012	$10,196
Average net assets (in thousands)	$99,313		$82,045	$43,239	$4,967
Ratios to average net assets:[5,6]
Net investment income	0.20%		1.16%	1.03%	0.59%
Expenses excluding interest and fees from borrowings	0.21%		0.21%	0.21%	0.27%
Interest and fees from borrowings	0.00%	[7]	0.00%	0.00%	0.00%
Total expenses[8]	0.21%		0.21%	0.21%	0.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%		0.21%	0.21%	0.26%
Portfolio turnover rate	1%		7%	18%	9%

1. October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. For the period from August 28, 2012 (inception of offering) to April 30, 2013.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 30, 2015	0.82%
Year Ended April 30, 2015	0.82%
Year Ended April 30, 2014	0.84%
Period Ended April 30, 2013	0.99%

See accompanying Notes to Financial Statements.

21    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended October 30, 2015[1] (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$14.78		$14.56	$12.97	$11.19	$12.89	$10.94
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)		0.07	0.05	0.09	0.19	0.25
Net realized and unrealized gain (loss)	(0.71)		0.21	1.62	1.87	(1.67)	1.90

Total from investment operations	(0.75)		0.28	1.67	1.96	(1.48)	2.15
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00		(0.06)	(0.08)	(0.18)	(0.22)	(0.20)
Net asset value, end of period	$14.03		$14.78	$14.56	$12.97	$11.19	$12.89

Total Return, at Net Asset Value[3]	(5.07)%		1.96%	12.90%	17.64%	(11.28)%	19.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,513		$175,025	$206,864	$140,798	$116,120	$122,550
Average net assets (in thousands)	$168,889		$201,690	$166,750	$119,129	$111,079	$101,565
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.49)%		0.49%	0.38%	0.76%	1.67%	2.20%
Expenses excluding interest and fees from borrowings	0.90%		0.90%	0.94%	1.01%	1.00%	1.04%
Interest and fees from borrowings	0.00	% [6]	0.00%	0.00%	0.00%	0.00%	0.00%

Total expenses[7]	0.90%		0.90%	0.94%	1.01%	1.00%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%		0.90%	0.94%	1.00%	1.00%	1.03%
Portfolio turnover rate	1%		7%	18%	9%	13%	5%

22    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. October 30, 2015 and April 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 30, 2015	1.51%
Year Ended April 30, 2015	1.51%
Year Ended April 30, 2014	1.57%
Year Ended April 30, 2013	1.73%
Year Ended April 30, 2012	1.69%
Year Ended April 29, 2011	1.71%

See accompanying Notes to Financial Statements.

23    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended October 30, 2015[1] (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$15.13		$14.89	$13.25	$11.42	$13.16	$11.16
Income (loss) from investment operations:
Net investment income[2]	0.00[3]		0.15	0.13	0.16	0.24	0.35
Net realized and unrealized gain (loss)	(0.73)		0.22	1.66	1.91	(1.70)	1.93
Total from investment operations	(0.73)		0.37	1.79	2.07	(1.46)	2.28
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00		(0.13)	(0.15)	(0.24)	(0.28)	(0.28)
Net asset value, end of period	$14.40		$15.13	$14.89	$13.25	$11.42	$13.16

Total Return, at Net Asset Value[4]	(4.83)%		2.56%	13.50%	18.31%	(10.85)%	20.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$512,833		$537,066	$474,620	$308,400	$214,653	$209,099
Average net assets (in thousands)	$518,540		$520,362	$385,307	$246,307	$192,114	$122,708
Ratios to average net assets:[5,6]
Net investment income	0.01%		1.00%	0.95%	1.36%	2.13%	2.98%
Expenses excluding interest and fees from borrowings	0.40%		0.40%	0.42%	0.44%	0.49%	0.42%
Interest and fees from borrowings	0.00%	[7]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[8]	0.40%		0.40%	0.42%	0.44%	0.49%	0.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.40%		0.40%	0.42%	0.43%	0.49%	0.40%
Portfolio turnover rate	1%		7%	18%	9%	13%	5%

24    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. October 30, 2015 and April 29, 2011 represent the last business day of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 30, 2015	1.01%
Year Ended April 30, 2015	1.01%
Year Ended April 30, 2014	1.05%
Year Ended April 30, 2013	1.16%
Year Ended April 30, 2012	1.18%
Year Ended April 29, 2011	1.09%

See accompanying Notes to Financial Statements.

25    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer International Diversified Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

26    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.

27    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

During the fiscal year ended April 30, 2015, the Fund utilized $20,177,058 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had post-October losses of $17,425,355. Details of the fiscal year ended April 30, 2015 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2017	$79,773,823
2018	315,770,085

Total	$395,543,908

At period end, it is estimated that the capital loss carryforwards would be $395,543,908 expiring by 2018 and $7,465,988 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,167,441,381

Gross unrealized appreciation	$523,669,754
Gross unrealized depreciation	—

Net unrealized appreciation	$523,669,754

Recent Accounting Pronouncement. In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2015-07. This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-17 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. At period end, the Manager does not believe the adoption of the ASU will have a material effect on the financial statements or disclosures.

28    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

29    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,141,903,631	$549,207,504	$—	$2,691,111,135
Total Assets	$2,141,903,631	$549,207,504	$—	$2,691,111,135

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

30    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

3. Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer International Growth Fund, accounted for 30.3% of the Fund’s net assets. Additional information on Oppenheimer International Growth Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master International Value Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of the Master Fund is to seek capital appreciation. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Fund owns 100.0% of the Master Fund at October 30, 2015.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

31    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 30, 2015[1]		Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Class A
Sold	8,583,624	$124,551,903	21,592,612	$314,509,673
Dividends and/or distributions reinvested	—	—	616,336	8,622,533
Redeemed	(11,052,710)	(158,996,979)	(34,010,203)	(491,726,030)
Net decrease	(2,469,086)	$(34,445,076)	(11,801,255)	$(168,593,824)

32    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended October 30, 2015[1]		Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Class B
Sold	40,821	$588,731	78,796	$1,131,419
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(566,369)	(7,951,310)	(1,601,183)	(22,846,586)
Net decrease	(525,548)	$(7,362,579)	(1,522,387)	$(21,715,167)

Class C
Sold	2,216,667	$31,517,341	5,389,155	$76,740,521
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(3,227,983)	(45,466,268)	(7,026,154)	(98,940,255)
Net decrease	(1,011,316)	$(13,948,927)	(1,636,999)	$(22,199,734)

Class I
Sold	2,059,348	$30,494,884	1,787,220	$26,457,573
Dividends and/or distributions reinvested	—	—	62,814	890,073
Redeemed	(928,915)	(13,532,529)	(1,029,802)	(15,127,453)
Net increase	1,130,433	$16,962,355	820,232	$12,220,193

Class R2
Sold	1,661,441	$23,756,977	3,951,077	$56,675,906
Dividends and/or distributions reinvested	—	—	59,417	821,733
Redeemed	(1,849,389)	(26,152,699)	(6,380,219)	(91,540,850)
Net decrease	(187,948)	$(2,395,722)	(2,369,725)	$(34,043,211)

Class Y
Sold	5,315,421	$77,676,970	15,562,747	$229,806,066
Dividends and/or distributions reinvested	—	—	308,963	4,365,644
Redeemed	(5,196,852)	(76,226,663)	(12,229,497)	(177,190,237)
Net increase	118,569	$1,450,307	3,642,213	$56,981,473

1. October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2.

2. Effective July 1, 2014, Class N shares were renamed Class R. See Note 1.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$35,022,230	$80,403,118

33    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.56%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. Under the sub-advisory agreement effective January 1, 2013, the Manager pays the Sub-Adviser a percentage of the indirect management fees (after all applicable waivers) from the Fund’s investments in the Underlying Funds.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of October 30, 2015	55,129

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the

34    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

8. Fees and Other Transactions with Affiliates (Continued)

annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

35    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
October 30, 2015	$1,873	$16,405	$17,258	$136

9. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.28 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

10. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In July 2015, the district court held an evidentiary hearing on plaintiffs’ motion for class certification. In October 2015, the district court reaffirmed its order granting plaintiffs’ motion for class certification. Defendants have filed a petition before the U.S. Court of Appeals for the Tenth Circuit for permission to appeal that order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

36    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together, the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that

37    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans, the portfolio manager for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund invests (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and the independent consultant, comparing the Fund’s historical performance to relevant benchmark or market indices and to the performance of other retail funds in the foreign large growth category. The Board noted that the Fund’s one-year performance was below its category median although its three-year and five-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the expenses borne by the Fund. The Adviser does not charge a management fee to the Fund; however, the Adviser collects indirect management fees from the Fund’s Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load foreign large growth funds with comparable asset levels and distribution features. The Board noted that the Fund did not charge direct management fees and that the Fund’s total expenses were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Adviser and Sub-Adviser. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of the Fund assets in relation to its management fee. The Adviser does not currently charge a management fee to the Fund.

38    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2016. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

39    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
William F. Glavin, Jr., Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
George R. Evans, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

41    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

42    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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OppenheimerFunds®
The Right Way to Invest

Visit us at oppenheimerfunds.com for 24-hr access
to account information and transactions or call us at
800 CALL OPP (800 225 5677) for 24-hr automated
information and automated transactions. Representatives
also available Mon–Fri 8am–8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0195.001.1015     December 22, 2015

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date: 12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date: 12/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted Principal Financial Officer

Date: 12/9/2015